UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Income and Comprehensive Income [Abstract]
Net income/ (loss)	$ (13,777)	$ 388
Comprehensive income / (loss)	$ (13,777)	$ 388